<SEQUENCE>1
<FILENAME>form13fhr4q10.txt
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Thomas Story & Son LLC

Address:   900 Jorie Boulevard, Suite 188
           Oak Brook, IL 60523


Form 13F File Number: 028-xxxxx


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michael Lollino
Title:  Compliance Officer
Phone:  (312) 282-6543

Signature,  Place,  and  Date  of  Signing:

/s/ Michael Lollino                Oak Brook, IL                       2/7/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              70

Form 13F Information Table Value Total:  $      112,552
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Accenture Ltd Bermuda Cl A     cs               g1151c101     2264 46680.00 SH       Sole                 46680.00
Allergan Inc                   cs               018490102      611  8900.00 SH       Sole                  8900.00
Amgen Inc                      cs               031162100     1663 30300.00 SH       Sole                 30300.00
Amphenol Corp Cl A             cs               032095101      528 10000.00 SH       Sole                 10000.00
Apache Corp                    cs               037411105      389  3260.00 SH       Sole                  3260.00
AT&T Inc                       cs               00206r102      191  6492.00 SH       Sole                  6492.00
Automatic Data Processing Inc  cs               053015103      354  7650.00 SH       Sole                  7650.00
Becton Dickinson & Co          cs               075887109     2044 24189.00 SH       Sole                 24189.00
Berkshire Hathaway Inc Cl A    cs               084670108      482     4.00 SH       Sole                     4.00
Berkshire Hathaway Inc Cl B    cs               084670702      637  7950.00 SH       Sole                  7950.00
Bio-Reference Laboratories Inc cs               09057g602     1563 70450.00 SH       Sole                 70450.00
C H Robinson Worldwide Inc     cs               12541w209     4026 50200.00 SH       Sole                 50200.00
Chubb Corp                     cs               171232101     4849 81299.99 SH       Sole                 81299.99
Cimarex Energy Co              cs               171798101     3032 34250.00 SH       Sole                 34250.00
Coca-Cola Co                   cs               191216100      343  5210.00 SH       Sole                  5210.00
Colgate Palmolive Co           cs               194162103     1231 15318.19 SH       Sole                 15318.19
Commerce Bancshares Inc        cs               200525103      555 13967.00 SH       Sole                 13967.00
ConocoPhillips                 cs               20825c104      233  3421.90 SH       Sole                  3421.90
Continental Resources Inc      cs               212015101      588 10000.00 SH       Sole                 10000.00
Corning Inc                    cs               219350105     1488 77001.15 SH       Sole                 77001.15
DeVry Inc                      cs               251893103      432  9000.00 SH       Sole                  9000.00
Diamond Offshore Drilling Inc  cs               25271c102     1437 21488.43 SH       Sole                 21488.43
Dolby Laboratories Inc         cs               25659t107      287  4300.00 SH       Sole                  4300.00
Dominion Resources Inc VA      cs               25746u109      572 13400.00 SH       Sole                 13400.00
DPL Inc                        cs               233293109      545 21200.00 SH       Sole                 21200.00
Emerson Electric Co            cs               291011104     1220 21341.00 SH       Sole                 21341.00
Expeditors Intl Wash Inc       cs               302130109      874 16000.00 SH       Sole                 16000.00
Express Scripts Inc            cs               302182100     4497 83200.00 SH       Sole                 83200.00
Exxon Mobil Corp               cs               30231g102     4898 66984.54 SH       Sole                 66984.54
FactSet Research Systems Inc   cs               303075105      281  3000.00 SH       Sole                  3000.00
Fastenal Co                    cs               311900104     4088 68235.00 SH       Sole                 68235.00
Gilead Sciences Inc            cs               375558103     2460 67875.00 SH       Sole                 67875.00
Grainger W W Inc               cs               384802104      243  1758.00 SH       Sole                  1758.00
Hillenbrand Inc                cs               431571108     1508 72482.89 SH       Sole                 72482.89
Idexx Laboratories Inc         cs               45168d104     1038 15000.00 SH       Sole                 15000.00
Illinois Tool Works Inc        cs               452308109     4675 87548.00 SH       Sole                 87548.00
Intel Corp                     cs               458140100     5125 243693.00SH       Sole                243693.00
International Business Machine cs               459200101      390  2660.00 SH       Sole                  2660.00
Johnson & Johnson              cs               478160104     4287 69310.43 SH       Sole                 69310.43
JPMorgan Chase & Co            cs               46625h100      252  5929.00 SH       Sole                  5929.00
Knight Transportation Inc      cs               499064103      427 22500.00 SH       Sole                 22500.00
Laboratory Corp America Holdin cs               50540r409     3104 35300.00 SH       Sole                 35300.00
Lockheed Martin Corp           cs               539830109      346  4950.67 SH       Sole                  4950.67
McDonalds Corp                 cs               580135101     1007 13114.17 SH       Sole                 13114.17
McKesson Corp                  cs               58155q103      211  3000.00 SH       Sole                  3000.00
MGE Energy Inc                 cs               55277p104      205  4800.00 SH       Sole                  4800.00
Microsoft Corp                 cs               594918104     1136 40707.00 SH       Sole                 40707.00
Monsanto Co                    cs               61166w101     1924 27634.00 SH       Sole                 27634.00
Nike Inc Cl B                  cs               654106103       90  1050.00 SH       Sole                  1050.00
O'Reilly Automotive Inc        cs               67103h107      399  6600.00 SH       Sole                  6600.00
Paychex Inc                    cs               704326107      584 18902.00 SH       Sole                 18902.00
PepsiCo Inc                    cs               713448108      425  6500.00 SH       Sole                  6500.00
Praxair Inc                    cs               74005p104     1847 19350.00 SH       Sole                 19350.00
Procter & Gamble Co            cs               742718109     1760 27365.00 SH       Sole                 27365.00
Scana Corp                     cs               80589m102      574 14140.00 SH       Sole                 14140.00
Schlumberger Ltd               cs               806857108     5416 64861.00 SH       Sole                 64861.00
Sigma Aldrich Corp             cs               826552101     1165 17500.00 SH       Sole                 17500.00
Southern Co                    cs               842587107      644 16854.00 SH       Sole                 16854.00
Staples Inc                    cs               855030102     3352 147223.00SH       Sole                147223.00
Stericycle Inc                 cs               858912108     3018 37300.00 SH       Sole                 37300.00
Stryker Corp                   cs               863667101     1853 34500.00 SH       Sole                 34500.00
Suncor Energy Inc              cs               867224107     5462 142643.73SH       Sole                142643.73
Sysco Corp                     cs               871829107     1280 43552.64 SH       Sole                 43552.64
Tractor Supply Co              cs               892356106      683 14086.00 SH       Sole                 14086.00
Ultimate Software Group Inc    cs               90385d107      584 12000.00 SH       Sole                 12000.00
Walgreen Co                    cs               931422109     5020 128850.00SH       Sole                128850.00
Xilinx Inc                     cs               983919101     1719 59300.00 SH       Sole                 59300.00
Teva Pharmaceutical Industries ad               881624209      365  7000.00 SH       Sole                  7000.00
Vanguard Emerg Mkt ETF         ui               922042858      818 17000.00 SH       Sole                 17000.00
Vanguard Intl Equity Index Fun ui               922042775      955 20000.00 SH       Sole                 20000.00